Related Party Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sales and purchases of goods and services
Purchasesof various goods and services from entities controlled by key management personnel (i)	$ 90,500	$ 83,425